PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Property and equipment, gross	$ 8,513	$ 10,559
Less: Accumulated depreciation	(4,701)	(7,057)
Property and equipment, net	3,812	3,502
Depreciation expense	1,040	1,254	$ 572
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,119	3,684
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	3,055	2,739
IT equipment
Property and equipment, net
Property and equipment, gross	2,450	2,438
Vehicles
Property and equipment, net
Property and equipment, gross	$ 1,889	$ 1,698